SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Sale Of Sofa [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 1,550,023	$ 773,015
Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	123,304,587	108,416,750
Commission Income [Member]
Related Party Transaction [Line Items]
Related party transactions	54,934	100,236
Service Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	1,546,324	1,235,086
HTL Furniture Inc [Member] | Sale Of Sofa [Member]
Related Party Transaction [Line Items]
Related party transactions	58,521	121,714
HTL Furniture Inc [Member] | Commission Expense [Member]
Related Party Transaction [Line Items]
Related party transactions	1,076,116	939,512
HTL Furniture Inc [Member] | Service Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	350,844	240,357
HTL Furniture Inc [Member] | Showroom Rental Expense [Member]
Related Party Transaction [Line Items]
Related party transactions	100,000	100,000
HTL Furniture Inc [Member] | Exhibition Fee [Member]
Related Party Transaction [Line Items]
Related party transactions		171,639
New Century Trading India Private Limited [Member] | Sale Of Sofa [Member]
Related Party Transaction [Line Items]
Related party transactions	1,491,502	651,301
New Century Trading India Private Limited [Member] | Commission Expense [Member]
Related Party Transaction [Line Items]
Related party transactions	119,364	55,217
New Century Trading India Private Limited [Member] | Recharge Of Costs [Member]
Related Party Transaction [Line Items]
Related party transactions		677,118
Trends Leather Yangzhou Co Ltd [Member] | Sale Of Leather Materials [Member]
Related Party Transaction [Line Items]
Related party transactions	9,106,919	5,077,482
Trends Leather Yangzhou Co Ltd [Member] | Purchase Of Sample Leather [Member]
Related Party Transaction [Line Items]
Related party transactions	543	1,182
Gruppo 8 SRL [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	585,175	9,833
Gruppo 8 SRL [Member] | Commission Income [Member]
Related Party Transaction [Line Items]
Related party transactions	40,590
HTL Furniture Huaian Co Ltd [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	5,056,779	4,773,169
HTL Furniture Changshu Co Ltd [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	40,378,968	34,679,920
HTL Furniture China Co Ltd [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	51,541,144	50,628,327
HTL Furniture Kunshan Co Ltd [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	13,726,028	15,305,317
HT Furniture Vietnam Company Limited [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	6,922,039	85,793
HTL Import Export Trading Kunshan Co Ltd [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	281,230	36,056
HTL Import Export Trading Kunshan Co Ltd [Member] | Professional Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	139,249
New Century Sofa India Private Limited [Member] | Purchase Of Goods [Member]
Related Party Transaction [Line Items]
Related party transactions	4,813,224	2,898,335
CoriumItalia SRL [Member] | Commission Income [Member]
Related Party Transaction [Line Items]
Related party transactions		100,236
HTL Global Pte [Member] | Commission Income [Member]
Related Party Transaction [Line Items]
Related party transactions	14,344
HTL Global Pte [Member] | Recharge Of Costs [Member]
Related Party Transaction [Line Items]
Related party transactions	4,567
HTL Global Pte [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Related party transactions	2,489
H T L Product Design Kunshan Co Ltd [Member] | Professional Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	2,576,325	2,666,610
HTL Furniture Yangzhou Co Ltd [Member] | Professional Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	93,604
New Century International Homes Pte Ltd [Member] | Office Rental Income [Member]
Related Party Transaction [Line Items]
Related party transactions	2,283
HTL Middle East Furniture LLC One [Member] | Recharge Of Costs [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 47,992